Share Capital and Share Premium (Details Narrative)		1 Months Ended	2 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended		9 Months Ended	11 Months Ended		12 Months Ended
	Jan. 13, 2021 USD ($) shares	Jan. 29, 2021 USD ($) $ / shares shares	Mar. 02, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) $ / shares shares	Jun. 29, 2021 USD ($) $ / shares shares	Jun. 12, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 22, 2020 USD ($) $ / shares shares	Jul. 27, 2020 USD ($) $ / shares shares	Jul. 21, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 10, 2020 USD ($) $ / shares shares	Dec. 09, 2020 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Voting Rights														Holders of the Company’s common shares and Class B common shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B common shares are entitled to twenty votes per share.
Increase in number of shares outstanding								342,857
Par value per share | $ / shares															$ 0.004
Borrowings | $														$ 44,325,000	$ 31,482,000
Exercise price of outstanding share options | $ / shares								$ 35
Proceeds From Warrant Exercises | $														0	25,000	$ 194,000
Proceeds from issuing shares | $														0	89,580,000	49,317,000
Share issue related cost | $															401,000	1,079,000
Share premium | $														$ 284,406,000	$ 284,406,000	$ 195,102,000
Convertible Note [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares																$ 0.004
Borrowings | $																$ 1,168,000
Debt Instrument Convertible Conversion Price | $ / shares																$ 100
Number of shares issued																11,678
Maxim Group LLC [member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding								51,393
Par value per share | $ / shares								$ 0.004
Exercise price of outstanding share options | $ / shares								$ 35
Option life, share options granted								5
Proceeds from exercise of options | $								$ 12,695,000
Maxim Group LLC [member] | 45-day option [member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding								51,429
Par value per share | $ / shares								$ 0.004
Number Of Shares Called By Warrants								51,429
Institutional investors [member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding		2,155,000		3,850,000	8,900,000								1,256,765
Par value per share | $ / shares		$ 0.004		$ 0.004	$ 0.004								$ 0.004
Proceeds from issuing shares | $		$ 15,108,000		$ 27,891,000	$ 46,581,000							$ 11,159,000
Share issue related cost | $		$ 120,000		$ 152,000	$ 129,000
Common Shares [member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding															12,178	2,812
Par value per share | $ / shares														$ 0.004	$ 0.004	$ 0.004
Class B Common Shares [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares														$ 0.001	$ 0.001	$ 0.001
Number of shares outstanding														0	0	0
Preferred shares [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares														$ 0.001	$ 0.001	$ 0.001
Number of shares outstanding														0	0	0
Preferred shares [member] | Goldenmare Limited [member]
Disclosure of classes of share capital [line items]
Voting Rights														Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares
Increase in number of shares outstanding			10,000			50			250
Par value per share | $ / shares			$ 0.001			$ 0.001
Issue of preferred shares | $ | $			$ 130,000			$ 150,000			$ 150,000
Class B Preferred Shares [member] | Goldenmare Limited [member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding			10,000			50			250
Par value per share | $ / shares			$ 0.001			$ 0.001			$ 0.001
Issue of preferred shares | $ | $			$ 130,000			$ 150,000			$ 150,000
Class A Warrants [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares														$ 0.004	$ 0.004
Number Of Shares Called By Warrants														388,700	388,700
Increase Decrease In Number Of Ordinary Shares Issued Through Exercise Of Warrants Equity														5,550	5,550
Proceeds From Warrant Exercises | $														$ 194,000	$ 194,000
Number Of Warrants Outstanding														388,700	388,700
PP Warrants [member]
Disclosure of classes of share capital [line items]
Increase in number of shares outstanding							458,500			833,333
Par value per share | $ / shares							$ 0.004			$ 0.004
Exercise price of outstanding share options | $ / shares										$ 18
Number Of Shares Called By Warrants							458,500			833,333				1,291,833	1,291,833
Proceeds From Warrant Exercises | $							$ 11,513,000			$ 13,950,000
Number Of Warrants Outstanding														1,291,833	1,291,833
Purchase price of outstanding warrants | $ / shares							$ 27			$ 18
PP Warrants [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares							30
PP Warrants [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares							$ 18
Pre-funded warrants [member]
Disclosure of classes of share capital [line items]
Number Of Shares Called By Warrants																130,000
Proceeds from exercise of options | $	$ 1,000															$ 250
Increase Decrease In Number Of Ordinary Shares Issued Through Exercise Of Warrants Equity	130,000
Number Of Warrants Outstanding																130,000
Increase/Decrease in number of ordinary shares issued through exercise of pre funded warrants equity																25,000
Pre-funded warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 0.004		$ 0.004	$ 0.004							$ 0.004
Number Of Shares Called By Warrants		445,000		950,000	1,100,000							155,000
December Warrants [member]
Disclosure of classes of share capital [line items]
Number Of Shares Called By Warrants														1,270,587	1,270,587
December Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares												$ 8.50
Number Of Shares Called By Warrants												1,270,587
January 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Proceeds from exercise of options | $															$ 5,000
Number Of Warrants Outstanding														1,950,000	1,950,000
January 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 0.004
Exercise price of outstanding share options | $ / shares		$ 6.25
Number Of Shares Called By Warrants		1,950,000
February 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Proceeds from exercise of options | $															$ 10,000
Number Of Warrants Outstanding														4,800,000	4,800,000
February 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares				$ 0.004
Exercise price of outstanding share options | $ / shares				$ 6.25
Number Of Shares Called By Warrants				4,800,000
June 2021 Warrants [member]
Disclosure of classes of share capital [line items]
Proceeds from exercise of options | $											$ 11,000
Number Of Warrants Outstanding														10,000,000	10,000,000
June 2021 Warrants [member] | Institutional investors [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares					$ 0.004
Exercise price of outstanding share options | $ / shares					$ 5.00
Number Of Shares Called By Warrants					10,000,000